Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 3,812,329	$ 3,614,725
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	545,876	469,596
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	21,523	25,361
Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	153,401	112,412
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	370,952	331,823
Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	584,078	610,507
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	535,835	581,622
Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,243	28,885
Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	187,675	198,089
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,361	5,582
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	19,295	19,982
Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	79,005	78,541
Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	81,014	93,984
Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,494,700	2,336,533
Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,573,872	3,380,460
Pass | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	524,507	453,511
Pass | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,558	22,976
Pass | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	149,651	104,611
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	357,298	325,924
Pass | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	512,526	531,803
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	464,283	502,918
Pass | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,243	28,885
Pass | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	184,994	194,339
Pass | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,263	5,533
Pass | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,816	19,309
Pass | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	78,835	78,149
Pass | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	79,080	91,348
Pass | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,351,845	2,200,807
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	109,837	116,301
Special mention | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,433	6,568
Special mention | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,569	2,145
Special mention | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	301
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,864	4,122
Special mention | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	63,663	71,038
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	63,663	71,038
Special mention | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,745	1,956
Special mention | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	94	32
Special mention | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	232	360
Special mention | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,419	1,564
Special mention | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,996	36,739
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	84,769	69,501
Substandard | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,454	8,932
Substandard | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	395	238
Substandard | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,750	7,500
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,309	1,194
Substandard | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,108	1,702
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,108	1,702
Substandard | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Substandard | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	222	780
Substandard | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	21	28
Substandard | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	170	392
Substandard | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	31	360
Substandard | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	75,985	58,087
Non-accrual
Financing Receivable, Recorded Investment [Line Items]
Total loans	43,851	48,463
Non-accrual | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,482	585
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	1	2
Non-accrual | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,481	583
Non-accrual | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,781	5,964
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,781	5,964
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	714	1,014
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	4	17
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	226	285
Non-accrual | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	484	712
Non-accrual | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 30,874	$ 40,900